Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities [Abstract]
One year	$ 1,572	$ 1,534
Two years	1,300	1,534
Three years	1,144	1,267
Four years	1,144	1,111
Five years	1,144	1,111
Six years and thereafter	1,222	2,297
Total undiscounted operating lease commitments	7,526	8,854
Less: Discount adjustment	(1,018)	(1,347)
Total operating lease liabilities	6,508	7,507
Less: current portion	(1,276)	(1,178)
Operating lease liabilities, non-current portion	$ 5,232	$ 6,329